Related party transactions - Service agreements, lease agreements and products - Summary (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Balances
Accounts Payables	€ 236,237,000	€ 147,349,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	108,764,000	91,026,000
Accounts Payables	€ 84,172,000	76,159,000
Affiliates of Fresenius SE | Products
Balances
Accounts Payables		3,976,000
Equity method investees | Products
Balances
Accounts Payables		€ 36,550,000